ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current:
Accounts payable	$ 85	$ 44
Accrued & other liabilities	759	562
Deferred revenue	255	175
Total current	1,099	781
Non-current:
Deferred revenue	264	77
Provisions & other liabilities	61	42
Total non-current	$ 325	$ 119
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	49.00%
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	28.00%
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	8.00%
After three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	15.00%